Note 13 - Employee Benefits (Details) - Stocks Options Outstanding by Grant Date (USD $)				0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 12, 2004 Granted May 12, 2004 [Member]	Dec. 13, 2004 Granted December 13, 2004 [Member]	Dec. 14, 2005 Granted December 14, 2005 [Member]	Dec. 10, 2006 Granted December 10, 2006 [Member]	Apr. 19, 2007 Granted April 19, 2007 [Member]	May 16, 2007 Granted May 16, 2007 [Member]	Dec. 10, 2007 Granted December 10, 2007 [Member]	Jan. 02, 2008 Granted January 2, 2008 [Member]	Nov. 10, 2008 Granted November 10, 2008 [Member]	May 09, 2011 Granted May 19, 2011 [Member]
Note 13 - Employee Benefits (Details) - Stocks Options Outstanding by Grant Date [Line Items]
Exercise Price	$ 28.38	$ 27.25	$ 26.81	$ 27,350	$ 30,450	$ 36,730	$ 40,240	$ 37,330	$ 37,480	$ 37,000	$ 36,250	$ 23,000	$ 17,550
Shares Outstanding (in Shares)	58,581	79,693	88,774	907	11,223	7,163	3,150	3,639	1,337	2,450	1,337	18,500	8,875
Contractual Average Life				131 days	346 days	1 year 346 days	2 years 343 days	3 years 105 days	3 years 135 days	3 years 343 days	4 years	4 years 313 days	7 years 127 days
Average Exercise Price	$ 28.38	$ 27.25	$ 26.81	$ 27,350	$ 30,450	$ 36,730	$ 40,240	$ 37,330	$ 37,480	$ 37,000	$ 36,250	$ 23,000	$ 17,550
Shares Exercisable (in Shares)	58,581	79,693		907	11,223	7,163	3,150	3,639	1,337	2,450	1,337	18,500	8,875
Average Exercise Price	$ 28.38	$ 27.25		$ 27,350	$ 30,450	$ 36,730	$ 40,240	$ 37,730	$ 37,480	$ 37,000	$ 36,250	$ 23,000	$ 17,550